Financial Instruments - Financial Instruments - Financial Assets at FVTOCI Equity Instruments Without Active Market (Detail) (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total assets at the beginning of the year	$ 398,551,180
Total assets at the end of the year	386,356,996	$ 398,551,180
Financial assets at FVTOCI - equity instruments without active market [member]
Disclosure of detailed information about financial instruments [line items]
Total assets at the beginning of the year	176,025
Adjustments on initial application of IFRS 9		177,815
Net gains (losses) included in other comprehensive income	(33,501)	9,990
Purchases	47,182	34,157
Disposals		(45,937)
Effect of exchange rate change	(1,036)
Total assets at the end of the year	$ 188,670	$ 176,025